....


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

The Cash Management Trust of America/(R)/
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/

 PROSPECTUS

 September 12, 2008

TABLE OF CONTENTS

 1    Risk/Return summary
 6    Fees and expenses of the funds
 9    Investment objectives, strategies and risks
 12   Management and organization
 14   Shareholder information
 15   Choosing a share class
 17   Purchase and exchange of shares
 22   Sales charges
 24   Sales charge waivers
 25   Rollovers from retirement plans to IRAs
 25   Plans of distribution
 26   Other compensation to dealers
 26   How to sell shares
 29   Dividends and taxes
 30   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The funds provide you with an opportunity to earn income on your cash reserves
(free from federal income tax in the case of The Tax-Exempt Money Fund), while preserving the value of your investment and maintaining liquidity. The Cash
Management Trust seeks to achieve this objective by investing primarily in high-quality money market instruments, such as commercial paper and commercial bank obligations; The U.S. Treasury Money Fund seeks to achieve this objective by investing substantially all of its assets in U.S. Treasury securities; and
The Tax-Exempt Money Fund seeks to achieve this objective by investing primarily in securities that are exempt from regular federal income tax (the fund may, however, invest in securities that would subject you to alternative minimum taxes).

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                Money market funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results table on page 5 shows the funds'
average annual total returns for various periods. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.

THE CASH MANAGEMENT TRUST

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1998   5.05%
1999   4.68
2000   5.92
2001   3.54
2002   1.15
2003   0.99
2004   1.02
2005   2.71
2006   4.62
2007   4.82

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   1.53%  (quarter ended September 30, 2000)
LOWEST                    0.15%  (quarter ended March 31, 2004)

The fund's total return for the six months ended June 30, 2008, was 1.24%.

Money market funds / Prospectus


THE U.S. TREASURY MONEY FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1998  4.44%
1999  4.11
2000  5.29
2001  3.33
2002  1.07
2003  0.48
2004  0.60
2005  2.37
2006  4.18
2007  4.17
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   1.38%  (quarter ended September 30, 2000)
LOWEST                    0.06%  (quarter ended March 31, 2004)

The fund's total return for the six months ended June 30, 2008, was 0.89%.

                                                Money market funds / Prospectus

THE TAX-EXEMPT MONEY FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1998  2.83%
1999  2.60
2000  3.50
2001  2.35
2002  0.89
2003  0.46
2004  0.66
2005  1.93
2006  2.95
2007  3.18
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                     0.93%  (quarter ended December 31, 2000)
LOWEST                      0.10%  (quarter ended March 31, 2004)

The fund's total return for the six months ended June 30, 2008, was 0.88%.

Money market funds / Prospectus


Unlike the bar charts on the previous pages, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, each fund's results with the following maximum initial or contingent deferred sales charge imposed:

 . Class A and F shares are sold without any initial or contingent deferred sales charge.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which applies only if shares are sold within one year of purchase.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also apply to the corresponding Class
529-A, 529-B, 529-C or 529-F-1 sales charges. Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

Unlike the Investment Results table below, the Additional Investment Results table on page 11 reflects each fund's results calculated without sales charges.

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS A -- FIRST SOLD    4.82%    2.82%    3.43%     6.23%         4.04%
  11/3/76

                                    1 YEAR  5 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS B -- FIRST SOLD 3/15/00      -1.02%   1.61%    2.18%         3.25%
 CLASS C -- FIRST SOLD 3/16/01       2.83    1.88     1.65          3.15
 CLASS F-1 -- FIRST SOLD 3/26/01     4.57    2.48     2.29          3.87
 CLASS 529-A -- FIRST SOLD 2/15/02   4.66    2.57     2.35          3.90
 CLASS 529-B -- FIRST SOLD 6/7/02   -1.16    1.50     1.54          3.16
 CLASS 529-C -- FIRST SOLD 4/2/02    2.73    1.82     1.61          3.04
 CLASS 529-E -- FIRST SOLD 3/11/02   4.25    2.17     1.95          3.51
 CLASS 529-F-1 -- FIRST SOLD         4.77    2.52     2.43          4.04
  9/16/02
-------------------------------------------------------------------------------

                        1 YEAR   5 YEARS   10 YEARS   LIFETIME    7-DAY YIELD/*/
----------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS A -- FIRST SOLD   4.17%    2.35%      2.99%      3.42%          2.79%
  2/1/91
----------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND
 CLASS A -- FIRST SOLD   3.18%    1.83%      2.13%      2.61%          2.86%
  10/24/89
----------------------------------------------------------------------------------
 For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2007 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain waivers described in the Annual Fund
 Operating Expenses table under "Fees and expenses of the funds." Without such waivers, the 7-day yield would have been: 4.01% for Class A shares, 3.22% for
 Class B shares, 3.12% for Class C shares, 3.85% for Class F-1 shares, 3.88% for
 Class 529-A shares, 3.13% for Class 529-B shares, 3.01% for Class 529-C shares,
 3.48% for Class 529-E shares and 4.02% for Class 529-F-1 shares of The Cash
 Management Trust of America; 2.76% for Class A shares of The U.S. Treasury
 Money Fund; and 2.83% for Class A shares of The Tax-Exempt Money Fund.

                                                Money market funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases       none        none        none          none            none
 (as a percentage of
 offering price)
------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none            none
 on reinvested
 dividends
------------------------------------------------------------------------------------------
 Maximum contingent        none      5.00%/4/    1.00%/5/        none            none
 deferred sales charge
------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none            none
 exchange fees

1 Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
2 Available only to employer-sponsored 529 plans. Accounts holding these shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
3 Class F-1, F-2 and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the funds'
 distributor and to certain registered investment advisers.
4 The contingent deferred sales charge is reduced one year after purchase and eliminated after six years.
5 The contingent deferred sales charge is eliminated one year after purchase.

Money market funds / Prospectus


 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2/11/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT
 TRUST
 Management fees/6/        0.28%    0.28%    0.28%     0.28%         0.28%
 Distribution and/or       0.07     0.90     1.00      0.25          none
 service (12b-1) fees/7/
 Other expenses/8/         0.16     0.14     0.18      0.23          0.23
 Total annual fund         0.51     1.32     1.46      0.76          0.51
 operating expenses/6/
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY
 FUND

 Management fees/6/        0.30%
 Distribution and/or       0.09
 service (12b-1) fees/7/
 Other expenses/8/         0.18
 Total annual fund         0.57
 operating expenses/6/
-----------------------------------
 THE TAX-EXEMPT MONEY
 FUND

 Management fees/6/        0.38%
 Distribution and/or       0.05
 service (12b-1) fees/7/
 Other expenses/8/         0.08
 Total annual fund         0.51
 operating expenses/6/
-------------------------------------------------------------------------------
                           CLASS    CLASS    CLASS     CLASS         CLASS
                           529-A    529-B    529-C     529-E        529-F-1
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT
 TRUST
 Management fees/6/        0.28%    0.28%    0.28%     0.28%         0.28%
 Distribution and/or       0.10     0.90     1.00      0.50          0.00
 service (12b-1) fees/9/
 Other                     0.27     0.28     0.28      0.28          0.27
 expenses/8,10/
 Total annual fund         0.65     1.46     1.56      1.06          0.55
 operating expenses/6/

6 The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the
 Financial Highlights table in this prospectus and in the fund's annual report.
7 Class A and F-1 12b-1 fees may not exceed .15% and .50%, respectively, of each class's average net assets annually. Class B and C 12b-1 fees are up to .90%
 and 1.00%, respectively, of each class's average net assets annually.
8 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.

9 Class 529-A and 529-F-1 12b-1 fees may not exceed .50% of each class's average net assets annually. Class 529-B and 529-C 12b-1 fees are up to .90% and 1.00%, respectively, of each class's average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class's average net assets annually.
10 Includes up to a maximum of .10% paid to a state or states for oversight and administrative services.
11 Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the funds' previous fiscal year.

                                                Money market funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Class A                                    $ 52    $164    $  285     $  640
 Class B -- assuming redemption/1/           634     818       923      1,367
 Class B -- assuming no redemption/2/        134     418       723      1,367
 Class C -- assuming redemption/3/           249     462       797      1,746
 Class C -- assuming no redemption           149     462       797      1,746
 Class F-1 -- excluding intermediary          78     243       422        942
 fees/4/
 Class F-2 -- excluding intermediary          52     164       285        640
 fees/4/
 Class 529-A/5/                               86     248       421        916
 Class 529-B -- assuming redemption/1,5/     668     901     1,055      1,628
 Class 529-B -- assuming no                  168     501       855      1,628
 redemption/2,5/
 Class 529-C -- assuming                     278     531       907      1,956
 redemption/3,5/
 Class 529-C -- assuming no redemption/5/    178     531       907      1,956
 Class 529-E/5/                              128     376       643      1,397
 Class 529-F-1 -- excluding intermediary      76     216       366        795
 fees/4,5/
 THE U.S. TREASURY MONEY FUND
 Class A                                    $ 58    $183    $  318     $  714
 THE TAX-EXEMPT MONEY FUND
 Class A                                    $ 52    $164    $  285     $  640

1 Reflects applicable contingent deferred sales charges through year six and
 Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.
2 Reflects Class A or 529-A expenses for years nine and 10 because Class B and
 529-B shares automatically convert to Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.
3 Reflects a contingent deferred sales charge in the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
5 Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.

Money market funds / Prospectus


Investment objectives, strategies and risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves (exempt from federal income tax in the case of The
Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

Normally, the fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S.
Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

THE TAX-EXEMPT MONEY FUND

Normally, the fund invests substantially in high-quality money market instruments that are issued by states, territories or possessions of the United
States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. These instruments are exempt from regular federal income tax. However, the fund may purchase securities that would subject you to federal alternative minimum taxes. Therefore, while the fund's distributions from tax-exempt securities are not subject to income tax, a portion or all of the distributions may be included in determining a shareholder's federal alternative minimum tax.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing

                                                Money market funds / Prospectus

these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

APPLICABLE TO ALL FUNDS

Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                       10

Money market funds / Prospectus


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 5, the table below reflects each fund's results calculated without sales charges.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS A -- FIRST SOLD    4.82%    2.82%    3.43%     6.23%         4.04%
  11/3/76

                                    1 YEAR  5 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS B -- FIRST SOLD 3/15/00      3.98%    1.99%    2.18%         3.25%
 CLASS C -- FIRST SOLD 3/16/01      3.83     1.88     1.65          3.15
 CLASS F-1 -- FIRST SOLD 3/26/01    4.57     2.48     2.29          3.87
 CLASS 529-A -- FIRST SOLD 2/15/02  4.66     2.57     2.35          3.90
 CLASS 529-B -- FIRST SOLD 6/7/02   3.84     1.88     1.71          3.16
 CLASS 529-C -- FIRST SOLD 4/2/02   3.73     1.82     1.61          3.04
 CLASS 529-E -- FIRST SOLD 3/11/02  4.25     2.17     1.95          3.51
 CLASS 529-F-1 -- FIRST SOLD        4.77     2.52     2.43          4.04
  9/16/02

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS A -- FIRST SOLD    4.17%    2.35%    2.99%     3.42%         2.79%
  2/1/91
-------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND
 CLASS A -- FIRST SOLD    3.18%    1.83%    2.13%     2.61%         2.86%
  10/24/89
-------------------------------------------------------------------------------
 For current yield information, please call American FundsLine at
 800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2007 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain waivers described in the Annual Fund
 Operating Expenses table under "Fees and expenses of the funds." Without such waivers, the 7-day yield would have been: 4.01% for Class A shares, 3.22% for
 Class B shares, 3.12% for Class C shares, 3.85% for Class F-1 shares, 3.88% for
 Class 529-A shares, 3.13% for Class 529-B shares, 3.01% for Class 529-C shares,
 3.48% for Class 529-E shares and 4.02% for Class 529-F-1 shares of The Cash
 Management Trust of America; 2.76% for Class A shares of The U.S. Treasury
 Money Fund; and 2.83% for Class A shares of The Tax-Exempt Money Fund.

                                       11

                                                Money market funds / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine
Center Drive, Irvine, California 92618. Capital Research and Management Company
manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." A discussion regarding the basis for the approval of The Cash Management Trust's investment advisory and service agreement by its board of trustees is contained in its semi-annual report to shareholders for the fiscal period ended March 31, 2008. A discussion regarding the basis for the approval of The U.S. Treasury Money Fund's and The Tax-Exempt
Money Fund's investment advisory and service agreements by their respective boards of trustees is contained in these funds' annual report to shareholders for the fiscal year ended September 30, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions.
The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds'
portfolio transactions. A more detailed description of the investment adviser's policies is included in the funds' statement of additional information.

                                       12

Money market funds / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the funds is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to each fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

                                       13

                                                Money market funds / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/, the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds
Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6164                      P.O. Box 2560
Indianapolis, Indiana              Norfolk, Virginia
46206-6164                         23501-2560
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS'
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       14

Money market funds / Prospectus


Choosing a share class

The Cash Management Trust offers different classes of shares through this prospectus. (The U.S. Treasury Money Fund and The Tax-Exempt Money Fund offer only Class A shares.) Class A, B, C and F shares are available through various investment programs or accounts, including many types of retirement plans.
HOWEVER, THE TAX-EXEMPT MONEY FUND SHOULD GENERALLY NOT SERVE AS AN INVESTMENT
FOR TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of each fund.

Investors residing in any state may purchase Class 529 shares of The Cash
Management Trust through an account established with a 529 college savings plan managed by the American Funds organization. The 529-A, 529-B, 529-C and 529-F-1 share classes are structured similarly to the corresponding Class A, B, C and
F-1 shares. For example, the same contingent deferred sales charge applies to
Class 529-B shares as it does to Class B shares. Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class of a fund represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU
PURCHASE SHARES OF THE CASH MANAGEMENT TRUST, YOU SHOULD CHOOSE A SHARE CLASS.
IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE
CASE OF A 529 PLAN INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
 529-B or 529-C shares to cover higher education expenses); and

.. availability of The Cash Management Trust share classes:

 -- Class B and C shares are not available to retirement plans, including employer-sponsored retirement plans such as defined benefit plans, 401(k)
   plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans;

 -- Class B, 529-B, C and 529-C shares may be acquired only by exchanging from
   Class B, 529-B, C or 529-C shares of other American Funds (see "Purchase and exchange of shares" below); and

 -- Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR
F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F-1
SHARES OF THE CASH MANAGEMENT TRUST.

                                       15

                                                Money market funds / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES OF
 THE CASH MANAGEMENT TRUST

 CLASS A SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              up to .15% annually (Class 529-A shares may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines each year until it
 sales charge            reaches 0% six years after purchase
 12b-1 fees              up to .90% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        direct purchases of B shares are not permitted
 Conversion              automatic conversion to Class A shares in the month of
                         the eight-year anniversary of the purchase date,
                         reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        direct purchases of C shares are not permitted
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses (Class 529-C shares
                         will not convert to Class 529-F-1 shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than Class 529-B and 529-C shares due
                         to lower 12b-1 fees, but lower than Class 529-A and
                         529-F-1 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F-1 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, and may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F-2 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       16

Money market funds / Prospectus


Purchase and exchange of shares

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUNDS' DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN
CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR
BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE
THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT
TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED
BY LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management Trust of America on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your

                                       17

                                                Money market funds / Prospectus

last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions)
until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of
The Cash Management Trust of America on the third business day after receipt of your investment.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire. Class B and C shares of The Cash Management Trust may be acquired only by exchanging from Class B and
C shares of other American Funds. Direct purchases of Class B and C shares of
The Cash Management Trust are not permitted.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares of The Cash
Management Trust only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares of The Cash Management Trust may be purchased only through an account established with a 529 college savings plan managed by the American
Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. However, exchanges from Class A shares of
The Cash Man-

                                       18

Money market funds / Prospectus


agement Trust may be made into Class B and C shares of other American Funds for dollar cost averaging purposes. Exchanges from Class A shares of The Cash
Management Trust of America to Class B or Class C shares of Intermediate Bond
Fund of America, Limited Term Tax-Exempt Bond Fund of America and Short-Term
Bond Fund of America are not permitted. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge.
Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM
CLASS A, C OR F-1 SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN
THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO MINORS ACT
CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS
DESCRIBED IN THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL
ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds, may be rejected.

The funds, through their transfer agent, American Funds Service Company, maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

                                       19

                                                Money market funds / Prospectus

The American Funds (other than the money market funds) have adopted a "purchase blocking policy" under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the funds (other than the money market funds) will be precluded from investing in the funds (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under each fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The funds reserve the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

                                       20

Money market funds / Prospectus


NOTWITHSTANDING THE FUNDS' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUNDS' AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and 529           $1,000/2/
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                             25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                     50
    For a payroll deduction retirement plan account, payroll              25
    deduction
    savings plan account or employer-sponsored 529 account
-------------------------------------------------------------------------------

1 Purchase minimums for retirement plan accounts purchasing through payroll deduction may be waived to allow for diversification of plan participant investment assets.
2 For accounts established with an automatic investment plan, the initial purchase minimum of $1,000 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $1,000 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

Class B and C shares of The Cash Management Trust may be acquired only by exchanging from Class B and C shares of other American Funds. Direct purchases of Class B and C shares of The Cash Management Trust are not permitted.

VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund's officers. Assets are valued primarily on the basis of market quotations.
However, the funds have adopted procedures for making "fair value"
determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

                                       21

                                                Money market funds / Prospectus

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class B and C shares of The Cash Management Trust.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

Sales charges

CLASS A SHARES

Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of an American Funds non-money market fund, the sales charge applicable to the non-money market fund may apply.

CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST

Class B and C shares are sold without any initial sales charge.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

                                       22

Money market funds / Prospectus


See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES OF THE CASH MANAGEMENT TRUST

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

                                       23

                                                Money market funds / Prospectus

Sales charge waivers

To have your Class B or C contingent deferred sales charge waived, you must let your financial adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 701/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

                                       24

Money market funds / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .15% for Class A shares, and for The Cash Management Trust only, up to .50% for Class 529-A shares, up to .90% for Class B and 529-B shares, up to 1.00% for Class C and 529-C shares, up to .75% for Class 529-E shares and up to .50% for Class F-1 and 529-F-1 shares. A portion (up to .15%
for Class A, 529-A, B and 529-B shares and .25% for Class C, 529-C, 529-E, F-1 and 529-F-1 shares) of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       25

                                                Money market funds / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2007, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares of The Cash Management Trust must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

                                       26

Money market funds / Prospectus


 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 CHECK WRITING

 . Checks must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

 . Check writing is not available for any of the 529 share classes or B, C and F share classes of The Cash Management Trust.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. If you redeem
Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in
American Funds money market funds that are reinvested in non-money market
American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic trans-

                                       27

                                                Money market funds / Prospectus

actions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       28

Money market funds / Prospectus


Dividends and taxes

DIVIDENDS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the funds or American
Funds Service Company.

You may elect to reinvest dividends to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Dividends for
529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS

THE CASH MANAGEMENT TRUST

For federal income tax purposes, dividends you receive from the fund will be subject to tax, and also may be subject to state or local taxes -- unless you are exempt from taxation.

THE U.S. TREASURY MONEY FUND

For federal income tax purposes, dividends you receive from the fund will be subject to tax. Generally, dividends received by individual investors will be tax-exempt for purposes of most states' personal income tax.

THE TAX-EXEMPT MONEY FUND

Subject to certain requirements, the fund is permitted to pass through to its shareholders federally tax-exempt dividends derived from municipal bond interest. Depending on their state of residence, shareholders of the fund may be able to exclude from state taxable income some or all of the federally tax-exempt dividends paid by the fund.

TAXES ON TRANSACTIONS

Generally, redemptions, including exchanges, will not result in a capital gain or loss for federal or state income tax purposes.

SHAREHOLDER FEES

Fees borne directly by a fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       29

                                                Money market funds / Prospectus

Financial highlights/1/

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for The Cash Management Trust of America for Class F-2 shares beginning with the fund's first fiscal year ending after the date the class is first offered.
\The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company.
For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the funds"
in this prospectus and the funds' annual report. The information in the
Financial Highlights tables has been audited by PricewaterhouseCoopers LLP
(except for the six months ended March 31, 2008), whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request. The information for each six-month period presented has been derived from the funds' unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

THE CASH MANAGEMENT TRUST

                                       Net asset                      Dividends   Net asset
                                         value,            Net         from net    value,
                                       beginning       investment     investment     end         Total
                                       of period        income/2/       income    of period  return/3,4/
------------------------------------------------------------------------------------------------------------

CLASS A:
Six months ended 3/31/2008/5/            $1.00            $.019        $(.019)      $1.00        1.88%
Year ended 9/30/2007                      1.00             .048         (.048)       1.00        4.94
Year ended 9/30/2006                      1.00             .042         (.042)       1.00        4.26
Year ended 9/30/2005                      1.00             .022         (.022)       1.00        2.20
Year ended 9/30/2004                      1.00             .008         (.008)       1.00         .84
Year ended 9/30/2003                      1.00             .011         (.011)       1.00        1.05
------------------------------------------------------------------------------------------------------------
CLASS B:
Six months ended 3/31/2008/5/             1.00             .015         (.015)       1.00        1.48
Year ended 9/30/2007                      1.00             .040         (.040)       1.00        4.10
Year ended 9/30/2006                      1.00             .034         (.034)       1.00        3.43
Year ended 9/30/2005                      1.00             .013         (.013)       1.00        1.36
Year ended 9/30/2004                      1.00             .001         (.001)       1.00         .12
Year ended 9/30/2003                      1.00             .001         (.001)       1.00         .13
------------------------------------------------------------------------------------------------------------
CLASS C:
Six months ended 3/31/2008/5/            $1.00            $.014        $(.014)      $1.00        1.41%
Year ended 9/30/2007                      1.00             .039         (.039)       1.00        3.95
Year ended 9/30/2006                      1.00             .032         (.032)       1.00        3.25
Year ended 9/30/2005                      1.00             .012         (.012)       1.00        1.20
Year ended 9/30/2004                      1.00             .001         (.001)       1.00         .10
Year ended 9/30/2003                      1.00             .001         (.001)       1.00         .12
------------------------------------------------------------------------------------------------------------
CLASS F-1:
Six months ended 3/31/2008/5/             1.00             .018         (.018)       1.00        1.76
Year ended 9/30/2007                      1.00             .046         (.046)       1.00        4.68
Year ended 9/30/2006                      1.00             .040         (.040)       1.00        4.05
Year ended 9/30/2005                      1.00             .019         (.019)       1.00        1.96
Year ended 9/30/2004                      1.00             .004         (.004)       1.00         .41
Year ended 9/30/2003                      1.00             .006         (.006)       1.00         .55
------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Six months ended 3/31/2008/5/             1.00             .018         (.018)       1.00        1.81
Year ended 9/30/2007                      1.00             .047         (.047)       1.00        4.79
Year ended 9/30/2006                      1.00             .040         (.040)       1.00        4.12
Year ended 9/30/2005                      1.00             .020         (.020)       1.00        2.03
Year ended 9/30/2004                      1.00             .005         (.005)       1.00         .47
Year ended 9/30/2003                      1.00             .007         (.007)       1.00         .66
------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Six months ended 3/31/2008/5/            1.00             .014         (.014)       1.00        1.41
 Year ended 9/30/2007                     1.00             .039         (.039)       1.00        3.96
 Year ended 9/30/2006                     1.00             .032         (.032)       1.00        3.27
 Year ended 9/30/2005                     1.00             .012         (.012)       1.00        1.18
 Year ended 9/30/2004                     1.00             .001         (.001)       1.00         .10
 Year ended 9/30/2003                     1.00             .001         (.001)       1.00         .12
------------------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)

CLASS 529-C:
 Six months ended 3/31/2008/5/           $1.00            $.013        $(.013)      $1.00        1.35%
 Year ended 9/30/2007                     1.00             .038         (.038)       1.00        3.85
 Year ended 9/30/2006                     1.00             .031         (.031)       1.00        3.18
 Year ended 9/30/2005                     1.00             .011         (.011)       1.00        1.09
 Year ended 9/30/2004                     1.00             .001         (.001)       1.00         .10
 Year ended 9/30/2003                     1.00             .001         (.001)       1.00         .12
------------------------------------------------------------------------------------------------------------
CLASS 529-E:
 Six months ended 3/31/2008/5/            1.00             .016         (.016)       1.00        1.60
 Year ended 9/30/2007                     1.00             .043         (.043)       1.00        4.37
 Year ended 9/30/2006                     1.00             .036         (.036)       1.00        3.70
 Year ended 9/30/2005                     1.00             .016         (.016)       1.00        1.61
 Year ended 9/30/2004                     1.00             .002         (.002)       1.00         .15
 Year ended 9/30/2003                     1.00             .002         (.002)       1.00         .22
------------------------------------------------------------------------------------------------------------
CLASS 529-F-1:
 Six months ended 3/31/2008/5/            1.00             .019         (.019)       1.00        1.86
 Year ended 9/30/2007                     1.00             .048         (.048)       1.00        4.90
 Year ended 9/30/2006                     1.00             .041         (.041)       1.00        4.22
 Year ended 9/30/2005                     1.00             .019         (.019)       1.00        1.96
 Year ended 9/30/2004                     1.00             .003         (.003)       1.00         .28
 Year ended 9/30/2003                     1.00             .004         (.004)       1.00         .43

                                                       Ratio of         Ratio of
                                                      expenses to      expenses to
                                                      average net      average net
                                      Net assets,       assets           assets        Ratio of net
                                        end of          before            after         income to
                                        period      reimbursements/  reimbursements/   average net
                                     (in millions)      waivers        waivers/4/       assets/4/
----------------------------------------------------------------------------------------------------

CLASS A:
Six months ended 3/31/2008/5/           $15,392          .49%/6/         .46%/6/       3.67%/6/
Year ended 9/30/2007                     12,023          .51              .48            4.83
Year ended 9/30/2006                      9,353          .53              .50            4.21
Year ended 9/30/2005                      7,656          .55              .52            2.17
Year ended 9/30/2004                      7,766          .57              .28             .84
Year ended 9/30/2003                      7,910          .55              .23            1.05
----------------------------------------------------------------------------------------------------
CLASS B:
Six months ended 3/31/2008/5/               371         1.29/6/          1.26/6/         2.77/6/
Year ended 9/30/2007                        215         1.32             1.29            4.04
Year ended 9/30/2006                        158         1.33             1.30            3.44
Year ended 9/30/2005                        128         1.35             1.35            1.32
Year ended 9/30/2004                        157         1.34             1.02             .12
Year ended 9/30/2003                        173         1.38             1.14             .14
----------------------------------------------------------------------------------------------------
CLASS C:
Six months ended 3/31/2008/5/           $   451         1.43%/6/        1.40%/6/       2.57%/6/
Year ended 9/30/2007                        216         1.46             1.44            3.88
Year ended 9/30/2006                        133         1.49             1.46            3.32
Year ended 9/30/2005                         92         1.51             1.51            1.20
Year ended 9/30/2004                        104         1.51             1.05             .10
Year ended 9/30/2003                         89         1.55             1.16             .12
----------------------------------------------------------------------------------------------------
CLASS F-1:
Six months ended 3/31/2008/5/                64          .73/6/           .70/6/         3.30/6/
Year ended 9/30/2007                         36          .76              .73            4.59
Year ended 9/30/2006                         22          .73              .70            4.08
Year ended 9/30/2005                         16          .75              .75            1.78
Year ended 9/30/2004                         39          .72              .71             .61
Year ended 9/30/2003                          7          .73              .73             .58
----------------------------------------------------------------------------------------------------
CLASS 529-A:
Six months ended 3/31/2008/5/               355          .64/6/           .61/6/         3.51/6/
Year ended 9/30/2007                        269          .65              .63            4.69
Year ended 9/30/2006                        183          .66              .64            4.09
Year ended 9/30/2005                        138          .69              .69            2.05
Year ended 9/30/2004                        112          .67              .66             .48
Year ended 9/30/2003                         89          .62              .62             .61
----------------------------------------------------------------------------------------------------
CLASS 529-B:
 Six months ended 3/31/2008/5/               17         1.43/6/          1.40/6/         2.66/6/
 Year ended 9/30/2007                        10         1.46             1.43            3.89
 Year ended 9/30/2006                         5         1.48             1.46            3.36
 Year ended 9/30/2005                         2         1.53             1.53            1.13
 Year ended 9/30/2004                         2         1.53             1.06             .10
 Year ended 9/30/2003                         1         1.52             1.13             .12
----------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)

CLASS 529-C:
 Six months ended 3/31/2008/5/          $    50         1.54%/6/        1.51%/6/       2.56%/6/
 Year ended 9/30/2007                        30         1.56             1.53            3.78
 Year ended 9/30/2006                        17         1.57             1.55            3.25
 Year ended 9/30/2005                         8         1.62             1.62            1.15
 Year ended 9/30/2004                         6         1.63             1.05             .10
 Year ended 9/30/2003                         3         1.62             1.11             .11
----------------------------------------------------------------------------------------------------
CLASS 529-E:
 Six months ended 3/31/2008/5/               22         1.04/6/          1.01/6/         3.12/6/
 Year ended 9/30/2007                        17         1.06             1.03            4.29
 Year ended 9/30/2006                        11         1.07             1.04            3.71
 Year ended 9/30/2005                         7         1.10             1.10            1.64
 Year ended 9/30/2004                         5         1.11              .98             .15
 Year ended 9/30/2003                         5         1.11             1.05             .17
----------------------------------------------------------------------------------------------------
CLASS 529-F-1:
 Six months ended 3/31/2008/5/               18          .53/6/           .50/6/         3.59/6/
 Year ended 9/30/2007                        11          .55              .53            4.79
 Year ended 9/30/2006                         6          .57              .54            4.20
 Year ended 9/30/2005                         4          .75              .75            1.97
 Year ended 9/30/2004                         3          .86              .85             .30
 Year ended 9/30/2003                         2          .85              .85             .33

                                       30

Money market funds / Prospectus


[This page is intentionally left blank for this filing.]

                                       31

                                                Money market funds / Prospectus


1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
4 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reimbursed expenses, as provided by the
 Investment Advisory and Service Agreement. Also, during some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services, and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
5 Unaudited.
6 Annualized.

                                       32

Money market funds / Prospectus


THE U.S. TREASURY MONEY FUND

                            Net asset              Dividends   Net asset
                             value,       Net       from net    value,
                            beginning  investment  investment     end       Total
                            of period  income/2/     income    of period  return/3/
-------------------------------------------------------------------------------------

CLASS A:
Six months ended              $1.00      $.014      $(.014)      $1.00      1.43%
3/31/2008/4/
Year ended 9/30/2007           1.00       .044       (.044)       1.00      4.43
Year ended 9/30/2006           1.00       .038       (.038)       1.00      3.82
Year ended 9/30/2005           1.00       .019       (.019)       1.00      1.90
Year ended 9/30/2004           1.00       .004       (.004)       1.00       .39
Year ended 9/30/2003           1.00       .006       (.006)       1.00       .63

                                            Ratio of     Ratio of
                                           expenses to  expenses to
                             Net assets,   average net  average net   Ratio of net
                               end of        assets       assets       income to
                               period        before        after      average net
                            (in millions)    waivers    waivers/3/     assets/3/
-----------------------------------------------------------------------------------

CLASS A:
Six months ended               $1,178         .53%/5/      .50%/5/       2.74%/5/
3/31/2008/4/
Year ended 9/30/2007              709         .57          .54           4.33
Year ended 9/30/2006              523         .59          .56           3.77
Year ended 9/30/2005              483         .62          .59           1.87
Year ended 9/30/2004              532         .62          .61            .39
Year ended 9/30/2003              631         .58          .58            .63

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the periods shown, Capital
 Research and Management Company reduced fees for investment advisory services.
4 Unaudited.
5 Annualized.

                                       33
                                                Money market funds / Prospectus


THE TAX-EXEMPT MONEY FUND

                         Net asset              Dividends   Net asset
                          value,       Net       from net    value,
                         beginning  investment  investment     end       Total
                         of period  income/2/     income    of period  return/3/
----------------------------------------------------------------------------------

CLASS A:
Six months ended           $1.00      $.013      $(.013)      $1.00      1.29%
3/31/2008/4/
Year ended 9/30/2007        1.00       .031       (.031)       1.00      3.19
Year ended 9/30/2006        1.00       .027       (.027)       1.00      2.76
Year ended 9/30/2005        1.00       .016       (.016)       1.00      1.63
Year ended 9/30/2004        1.00       .005       (.005)       1.00       .49
Year ended 9/30/2003        1.00       .006       (.006)       1.00       .57

                                         Ratio of     Ratio of
                                        expenses to  expenses to
                          Net assets,   average net  average net   Ratio of net
                            end of        assets       assets       income to
                            period        before        after      average net
                         (in millions)    waivers    waivers/3/     assets/3/
--------------------------------------------------------------------------------

CLASS A:
Six months ended             $722          .49%/5/      .45%/5/       2.52%/5/
3/31/2008/4/
Year ended 9/30/2007          580          .51          .47           3.14
Year ended 9/30/2006          460          .52          .48           2.73
Year ended 9/30/2005          405          .53          .50           1.61
Year ended 9/30/2004          418          .53          .53            .49
Year ended 9/30/2003          353          .55          .55            .57

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the periods shown, Capital
 Research and Management Company reduced fees for investment advisory services.
4 Unaudited.
5 Annualized.

                                       34

Money market funds / Prospectus


NOTES

                                       35

                                                Money market funds / Prospectus


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800 /421-9900
          FOR 529 PLANS            American Funds Service Company
                                   800 /421-0180, ext. 529
          FOR 24                   American FundsLine
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies and the independent registered public accounting firm's reports (in the annual report).

PROGRAM DESCRIPTION  The program description for the CollegeAmerica 529 program contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds, the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, DC 20549-0102. The codes of ethics, current SAI and shareholder reports are also available, free or charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the funds at
333 South Hope Street, Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                          Investment Company File No. 811-02380
                                          Investment Company File No. 811-06235
                                          Investment Company File No. 811-05750
                                     MFGEPR-960-0908P Litho in USA CGD/RRD/8014
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

....

The Cash Management Trust of America

Investment portfolio, March 31, 2008
unaudited

[begin pie chart]
Percent of Net Assets
Commercial paper	73.8%
Federal agency discount notes	15.9
U.S. Treasuries	9.9
Other assets less liabilities	0.4
[end pie chart]

Short-term securities - 99.87%	Yield at acquisition	Principal amount (000)	Market value (000)

Commercial paper - 73.85%
3M Co.
April 30, 2008	2.15%	$70,000	$69,875
May 22, 2008	2.06	50,000	49,852
Abbey National N.A. LLC
April 22, 2008	2.86	50,000	49,913
May 5, 2008	2.87	100,000	99,722
May 6, 2008	2.87	100,000	99,700
May 8, 2008	2.71	50,000	49,857
American Express Credit Corp.
May 20, 2008	2.62	200,000	199,294
American Honda Finance Corp.
April 16, 2008	2.88	55,000	54,925
April 21, 2008	2.80	100,000	99,837
April 24, 2008	2.74	30,000	29,945
April 25, 2008	2.46	50,000	49,915
April 28, 2008	2.82	65,000	64,844
April 29, 2008	2.79	50,000	49,876
Anheuser Busch Cos. Inc. (1)
April 11, 2008	2.56	25,000	24,981
April 14, 2008	2.73	30,000	29,968
April 25, 2008	2.71	40,000	39,925
ANZ National (International) Ltd. (1)
April 28, 2008	2.96	50,000	49,881
May 5, 2008	3.05	50,000	49,854
May 27, 2008	2.46	50,000	49,789
AstraZeneca PLC (1)
April 7, 2008	2.58	45,000	44,977
AT&T Inc. (1)
April 23, 2008	2.81	100,000	99,804
April 24, 2008	2.86	200,000	199,591
April 25, 2008	2.81	100,000	99,798
May 7, 2008	2.71	100,000	99,693
Bank of America Corp.
April 2, 2008	3.03	175,000	174,971
May 2, 2008	2.98	50,000	49,863
Bank of Ireland (1)
May 6, 2008	2.99	50,000	49,848
Barclays U.S. Funding Corp.
April 25, 2008	3.05	50,000	49,894
May 12, 2008	2.55	100,000	99,689
BASF AG (1)
April 4, 2008	3.17	150,000	149,950
April 11, 2008	2.95	50,000	49,954
April 14, 2008	2.80	100,000	99,891
April 28, 2008	2.81	40,000	39,913
May 28, 2008	2.31	60,000	59,739
BMW U.S. Capital LLC (1)
April 3, 2008	2.96	50,000	49,987
April 22, 2008	2.20	125,000	124,832
May 22, 2008	2.13	75,000	74,770
BNP Paribas Finance Inc.
April 28, 2008	3.01	50,000	49,881
May 6, 2008	2.92	100,000	99,700
May 12, 2008	2.80	100,000	99,668
Brown-Forman Corp. (1)
April 18, 2008	2.25	25,000	24,972
CAFCO, LLC (1)
April 28, 2008	2.61	50,000	49,899
Calyon North America Inc.
April 8, 2008	3.01	100,000	99,933
May 13, 2008	2.71	150,000	149,520
Canada Bills
May 2, 2008	2.41	100,000	99,729
Canadian Wheat Board
April 1, 2008	2.72	65,000	64,995
Caterpillar Financial Services Corp.
April 10, 2008	2.81	100,000	99,922
April 16, 2008	2.40	50,000	49,947
April 23, 2008	2.00	20,000	19,974
Caterpillar Inc. (1)
May 30, 2008	2.18	50,000	49,772
CBA (Delaware) Finance Inc.
April 29, 2008	2.77	100,000	99,778
May 5, 2008	2.91	100,000	99,718
May 12, 2008	2.77	50,000	49,834
Chevron Funding Corp.
April 2, 2008	2.83	75,000	74,988
May 2, 2008	2.18	100,000	99,807
May 7, 2008	2.26	50,000	49,884
Coca-Cola Co. (1)
April 3, 2008	2.84	50,000	49,988
April 11, 2008	2.81	50,000	49,956
April 16, 2008	2.71	50,000	49,940
April 21, 2008	2.71	100,000	99,842
May 15, 2008	2.68	50,000	49,824
May 28, 2008	2.13	75,000	74,744
May 29, 2008	2.05	125,000	124,441
Danske Corp. (1)
April 4, 2008	2.98	50,000	49,983
April 16, 2008	2.80	50,000	49,938
April 18, 2008	2.96	50,000	49,931
May 12, 2008	2.70	50,000	49,834
June 3, 2008	2.63	50,000	49,760
Dexia Delaware LLC
May 1, 2008	2.95	50,000	49,873
May 20, 2008	2.40	50,000	49,823
E.I. duPont de Nemours and Co. (1)
April 4, 2008	2.67	100,000	99,970
April 23, 2008	2.22	200,000	199,716
Eksportfinans ASA (1)
April 18, 2008	2.99	150,000	149,771
April 23, 2008	2.92	75,000	74,854
April 30, 2008	2.83	50,000	49,873
Electricité de France (1)
April 24, 2008	2.33	100,000	99,845
May 6, 2008	2.29	25,000	24,943
Emerson Electric Co. (1)
April 9, 2008	2.52	90,000	89,943
Estée Lauder Companies Inc. (1)
April 14, 2008	2.40	25,000	24,977
European Investment Bank
April 25, 2008	2.73	75,000	74,842
May 5, 2008	2.76	35,000	34,898
May 19, 2008	2.00	50,000	49,826
Genentech, Inc. (1)
April 23, 2008	2.25	30,000	29,957
April 25, 2008	2.25	30,000	29,953
General Electric Capital Corp.
April 14, 2008	2.93	200,000	199,764
May 5, 2008	2.92	100,000	99,708
May 15, 2008	2.49	200,000	199,359
Harley-Davidson Funding Corp. (1)
April 7, 2008	2.81	25,000	24,986
April 9, 2008	2.53	28,000	27,982
April 14, 2008	2.76	24,500	24,474
April 15, 2008	2.83	23,000	22,973
Harvard University
April 25, 2008	2.61	40,000	39,928
Hewlett-Packard Co. (1)
April 3, 2008	2.85	50,000	49,988
April 11, 2008	2.83	100,000	99,914
HSBC USA Inc.
June 6, 2008	2.54	50,000	49,746
June 10, 2008	2.63	50,000	49,730
IBM Corp. (1)
May 21, 2008	2.27	140,000	139,479
IBM International Group Capital LLC (1)
April 11, 2008	2.73	100,000	99,917
April 24, 2008	2.48	125,000	124,794
Illinois Tool Works Inc.
April 11, 2008	2.57	50,000	49,961
ING (U.S.) Funding LLC
May 9, 2008	2.99	50,000	49,840
May 14, 2008	2.81	50,000	49,830
May 20, 2008	2.71	150,000	149,465
John Deere Capital Corp. (1)
April 3, 2008	2.97	50,000	49,987
April 8, 2008	2.62	25,000	24,986
April 18, 2008	2.35	50,000	49,941
April 23, 2008	2.56	25,000	24,959
Johnson & Johnson (1)
April 2, 2008	2.74	100,000	99,985
April 14, 2008	2.49	40,000	39,961
JPMorgan Chase & Co.
April 7, 2008	3.00	50,000	49,971
May 1, 2008	2.60	150,000	149,632
May 20, 2008	2.40	100,000	99,651
KfW (1)
April 3, 2008	2.87	50,000	49,988
April 4, 2008	2.87	90,000	89,971
April 7, 2008	2.87	50,000	49,972
April 10, 2008	2.81	100,000	99,922
April 15, 2008	2.87	75,000	74,911
May 5, 2008	2.17	75,000	74,842
Lloyds Bank PLC
May 7, 2008	2.90	100,000	99,696
May 12, 2008	2.69	100,000	99,689
Lowe's Cos. Inc.
April 7, 2008	2.64	25,000	24,987
Medtronic Inc. (1)
April 21, 2008	2.76	40,000	39,936
May 2, 2008	2.21	75,000	74,853
National Australia Funding (Delaware) Inc. (1)
April 15, 2008	3.02	50,000	49,937
April 22, 2008	2.93	150,000	149,732
April 29, 2008	2.92	50,000	49,883
May 2, 2008	2.89	48,000	47,877
Nestlé Capital Corp. (1)
April 7, 2008	2.83	200,000	199,885
April 18, 2008	2.59	200,000	199,742
Nestlé Finance International Ltd.
May 12, 2008	2.56	99,500	99,204
NetJets Inc. (1)
April 8, 2008	2.79	40,000	39,975
May 1, 2008	2.21	25,000	24,953
May 2, 2008	2.51	30,000	29,933
PepsiCo Inc. (1)
April 4, 2008	2.71	75,000	74,978
April 11, 2008	2.56	75,000	74,942
April 28, 2008	2.15	75,000	74,875
May 6, 2008	2.10	25,000	24,947
Pfizer Inc (1)
April 8, 2008	2.71	50,000	49,970
April 11, 2008	2.63	70,000	69,944
May 13, 2008	2.59	100,000	99,665
May 14, 2008	2.59	100,000	99,660
Private Export Funding Corp. (1)
April 1, 2008	2.99	50,000	49,996
May 5, 2008	2.21	15,160	15,128
May 9, 2008	2.71	20,000	19,935
May 22, 2008	2.21	50,000	49,841
June 9, 2008	2.21	25,000	24,867
Procter & Gamble International Funding S.C.A. (1)
April 1, 2008	2.76	200,000	199,985
April 9, 2008	2.66	50,000	49,967
April 11, 2008	2.59	25,000	24,980
April 16, 2008	2.61	125,000	124,855
May 9, 2008	2.11	100,000	99,773
Prudential Funding, LLC
April 1, 2008	2.86	50,000	49,996
Rabobank USA Financial Corp.
April 1, 2008	3.11	50,000	49,996
April 21, 2008	2.80	150,000	149,753
May 15, 2008	2.57	50,000	49,840
Royal Bank of Scotland PLC
April 10, 2008	3.06	50,000	49,958
May 6, 2008	2.97	59,000	58,823
May 16, 2008	2.67	141,000	140,520
Siemens Capital Co. LLC (1)
May 21, 2008	2.06	100,000	99,632
May 27, 2008	2.14	50,000	49,831
Stadshypotek Delaware Inc. (1)
May 20, 2008	2.51	69,490	69,244
Svenska Handelsbanken Inc.
April 7, 2008	3.03	25,000	24,985
April 8, 2008	3.04	25,000	24,983
April 14, 2008	3.03	100,000	99,882
Swedish Export Credit Corp.
April 25, 2008	2.79	40,000	39,916
May 21, 2008	2.13	50,000	49,816
Toronto-Dominion Holdings USA Inc. (1)
April 7, 2008	3.02	200,000	199,883
Toyota Credit de Puerto Rico Corp.
May 19, 2008	2.81	50,000	49,826
Toyota Motor Credit Corp.
April 1, 2008	2.91	75,000	74,994
May 12, 2008	2.66	50,000	49,834
May 19, 2008	2.62	125,000	124,566
United Parcel Service Inc. (1)
April 24, 2008	2.01	100,000	99,866
May 7, 2008	1.96	50,000	49,900
May 27, 2008	1.96	100,000	99,578
Variable Funding Capital Corp. (1)
April 8, 2008	3.13	70,000	69,951
April 21, 2008	3.01	150,000	149,705
Wal-Mart Stores Inc. (1)
April 1, 2008	2.79	25,000	24,998
April 14, 2008	2.71	50,000	49,945
April 28, 2008	2.51	50,000	49,903
May 6, 2008	1.94	150,000	149,710
May 27, 2008	2.06	50,000	49,789
Walt Disney Co.
April 17, 2008	2.76	124,855	124,673
April 22, 2008	2.77	150,145	149,861
Wells Fargo & Co.
April 28, 2008	2.48	100,000	99,808
April 29, 2008	3.48	100,000	99,801
Westpac Banking Corp. (1)
April 15, 2008	2.99	50,000	49,937
May 6, 2008	2.66	50,000	49,868
May 27, 2008	2.57	100,000	99,578
Yale University
April 4, 2008	2.91	25,000	24,992
Total commercial paper			14,179,531

Federal agency discount notes - 15.87%
Fannie Mae
April 2, 2008	2.68	145,000	144,978
April 10, 2008	2.71	50,000	49,962
April 30, 2008	2.37	256,100	255,595
May 7, 2008	2.24	50,000	49,885
June 6, 2008	2.01	218,500	217,598
Federal Farm Credit Banks
April 8, 2008	2.53	100,000	99,944
April 10, 2008	2.75	75,000	74,943
April 23, 2008	2.66	50,000	49,915
April 30, 2008	2.48	75,000	74,846
May 2, 2008	2.18	35,000	34,932
May 5, 2008	2.20	50,000	49,894
Federal Home Loan Bank
April 2, 2008	2.85	50,000	49,992
April 4, 2008	2.68	25,000	24,993
April 9, 2008	2.70	50,000	49,963
May 2, 2008	2.51	37,000	36,918
May 9, 2008	2.26	80,000	79,810
May 14, 2008	2.10	200,000	199,504
May 16, 2008	2.13	100,000	99,734
May 23, 2008	1.94	250,000	249,496
May 28, 2008	2.11	200,000	199,312
May 30, 2008	2.08	100,000	99,643
Freddie Mac
April 4, 2008	2.68	100,000	99,970
April 14, 2008	2.71	50,000	49,947
April 29, 2008	2.26	232,600	232,178
May 9, 2008	2.49	200,000	199,535
May 19, 2008	2.27	200,000	199,558
May 30, 2008	2.07	75,000	74,732
Total federal agency discount notes			3,047,777

U.S. Treasuries - 9.89%
U.S. Treasury Bills
April 3, 2008	2.23	300,000	299,945
April 10, 2008	2.09	100,000	99,943
April 15, 2008	2.48	400,000	399,595
April 17, 2008	2.41	450,000	449,526
May 1, 2008	1.84	200,000	199,712
May 8, 2008	1.73	400,000	399,397
May 22, 2008	1.61	50,000	49,977
Total U.S. Treasuries			1,898,095

Certificates of deposit - 0.26%
Union Bank of California, N.A.
April 9, 2008	3.03	50,000	50,000

Total investment securities (cost: $19,175,989,000)			19,175,403
Other assets less liabilities			24,807

Net assets			$19,200,210

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,124,035,000, which represented 42.31% of the net assets of the fund.

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at March 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $19,175,989)		$19,175,403
Cash		8,637
Receivables for:
Sales of fund's shares	$129,199
Interest	135	129,334
		19,313,374
Liabilities:
Payables for:
Repurchases of fund's shares	102,703
Dividends on fund's shares	767
Investment advisory services	3,952
Services provided by affiliates	5,490
Trustees' deferred compensation	110
Other	142	113,164
Net assets at March 31, 2008		$19,200,210

Net assets consist of:
Capital paid in on shares of beneficial interest		$19,200,796
Net unrealized depreciation		(586)
Net assets at March 31, 2008		$19,200,210

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (19,200,790 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$15,391,726	15,392,190	$1.00
Class B	371,511	371,522	1.00
Class C	450,663	450,677	1.00
Class F	63,844	63,846	1.00
Class 529-A	355,012	355,022	1.00
Class 529-B	17,549	17,550	1.00
Class 529-C	49,584	49,585	1.00
Class 529-E	22,128	22,128	1.00
Class 529-F	17,879	17,880	1.00
Class R-1	53,345	53,347	1.00
Class R-2	916,572	916,600	1.00
Class R-3	814,489	814,514	1.00
Class R-4	430,991	431,004	1.00
Class R-5	244,917	244,925	1.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2008	(dollars in thousands)

Investment income:
Income:
Interest		$345,079

Fees and expenses(*):
Investment advisory services	$22,931
Distribution services	13,967
Transfer agent services	7,378
Administrative services	3,781
Reports to shareholders	245
Registration statement and prospectus	956
Postage, stationery and supplies	1,054
Trustees' compensation	64
Auditing and legal	36
Custodian	133
State and local taxes	123
Other	69
Total fees and expenses before reimbursements/waivers	50,737
Less reimbursements/waivers of fees and expenses:
Investment advisory services	2,293
Administrative services	124
Total fees and expenses after reimbursements/waivers		48,320
Net investment income		296,759

Net unrealized appreciation on investments		18

Net increase in net assets resulting from operations		$296,777

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31, 2008*	Year ended September 30, 2007
Operations:
Net investment income	$296,759	$598,418
Net unrealized appreciation (depreciation) on investments	18	(925)
Net increase in net assets resulting from operations	296,777	597,493

Dividends paid or accrued to shareholders
from net investment income	(296,755)	(598,414)

Net capital share transactions	4,419,493	3,504,330

Total increase in net assets	4,419,515	3,503,409

Net assets:
Beginning of period	14,780,695	11,277,286

End of period	$19,200,210	$14,780,695

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                  unaudited

1.	Organization and significant accounting policies

Organization – The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	None	None	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2008, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,443
Short-term loss carryforward expiring 2013*	(4)
*The short-term loss carryforward will be used to offset any short-term gains realized by the fund in the current year or in subsequent years through the expiration date.  The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

As of March 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$836
Gross unrealized depreciation on investment securities	(1,422)
Net unrealized depreciation on investment securities	(586)
Cost of investment securities	19,175,989

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2008	Year ended September 30, 2007
Class A	$248,482	$502,094
Class B	3,707	6,604
Class C	3,813	5,486
Class F	769	1,199
Class 529-A	5,392	10,493
Class 529-B	176	262
Class 529-C	481	834
Class 529-E	296	601
Class 529-F	244	394
Class R-1	553	1,077
Class R-2	11,229	27,010
Class R-3	11,147	22,612
Class R-4	6,593	11,772
Class R-5	3,873	7,976
Total	$296,755	$598,414

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2008, total investment advisory services fees waived by CRMC were $2,293,000. As a result, the fee shown on the accompanying financial statements of $22,931,000, which was equivalent to an annualized rate of 0.274%, was reduced to $20,638,000, or 0.247% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund’s Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. During the six months ended March 31, 2008, no such reimbursement was required.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Class B and 529-B	0.90	0.90
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2008, the total administrative services fees paid by CRMC were $124,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$5,205	$7,270	Not applicable	Not applicable	Not applicable
Class B	1,203	108	Not applicable	Not applicable	Not applicable
Class C	1,481	Included in administrative services	$158	$27	Not applicable
Class F	58		27	15	Not applicable
Class 529-A	153		170	34	$153
Class 529-B	60		7	1	7
Class 529-C	188		20	4	19
Class 529-E	47		11	2	9
Class 529-F	-		7	1	7
Class R-1	208		23	13	Not applicable
Class R-2	3,108		595	1,257	Not applicable
Class R-3	1,780		507	297	Not applicable
Class R-4	476		272	23	Not applicable
Class R-5	Not applicable		99	16	Not applicable
Total	$13,967	$7,378	$1,896	$1,690	$195

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2008
Class A	$13,468,506	13,468,506	$239,495	239,495	$(10,339,384)	(10,339,384)	$3,368,617	3,368,617
Class B	270,695	270,695	3,396	3,396	(117,478)	(117,478)	156,613	156,613
Class C	429,805	429,805	3,564	3,564	(198,949)	(198,949)	234,420	234,420
Class F	58,517	58,517	672	672	(31,823)	(31,823)	27,366	27,366
Class 529-A	164,947	164,947	5,344	5,344	(84,400)	(84,400)	85,891	85,891
Class 529-B	8,492	8,492	175	175	(1,626)	(1,626)	7,041	7,041
Class 529-C	27,264	27,264	478	478	(7,831)	(7,831)	19,911	19,911
Class 529-E	9,152	9,152	293	293	(3,904)	(3,904)	5,541	5,541
Class 529-F	9,617	9,617	242	242	(2,722)	(2,722)	7,137	7,137
Class R-1	39,901	39,901	545	545	(25,711)	(25,711)	14,735	14,735
Class R-2	712,839	712,839	10,964	10,964	(577,988)	(577,988)	145,815	145,815
Class R-3	728,865	728,865	10,919	10,919	(546,435)	(546,435)	193,349	193,349
Class R-4	460,618	460,618	6,447	6,447	(378,867)	(378,867)	88,198	88,198
Class R-5	300,601	300,601	3,801	3,801	(239,543)	(239,543)	64,859	64,859
Total net increase
(decrease)	$16,689,819	16,689,819	$286,335	286,335	$(12,556,661)	(12,556,661)	$4,419,493	4,419,493

Year ended September 30, 2007
Class A	$20,975,434	20,975,434	$483,509	483,509	$(18,788,611)	(18,788,611)	$2,670,332	2,670,332
Class B	213,596	213,596	5,988	5,988	(162,708)	(162,708)	56,876	56,876
Class C	322,598	322,598	4,987	4,987	(244,537)	(244,537)	83,048	83,048
Class F	70,101	70,101	998	998	(56,801)	(56,801)	14,298	14,298
Class 529-A	205,640	205,640	10,392	10,392	(130,261)	(130,261)	85,771	85,771
Class 529-B	7,484	7,484	260	260	(1,876)	(1,876)	5,868	5,868
Class 529-C	25,771	25,771	826	826	(13,836)	(13,836)	12,761	12,761
Class 529-E	11,320	11,320	598	598	(6,252)	(6,252)	5,666	5,666
Class 529-F	10,098	10,098	389	389	(5,334)	(5,334)	5,153	5,153
Class R-1	78,853	78,853	1,059	1,059	(58,614)	(58,614)	21,298	21,298
Class R-2	1,278,637	1,278,637	26,283	26,283	(1,142,668)	(1,142,668)	162,252	162,252
Class R-3	1,030,208	1,030,208	22,125	22,125	(872,963)	(872,963)	179,370	179,370
Class R-4	644,321	644,321	11,589	11,589	(487,914)	(487,914)	167,996	167,996
Class R-5	391,043	391,043	7,839	7,839	(365,241)	(365,241)	33,641	33,641
Total net increase
(decrease)	$25,265,104	25,265,104	$576,842	576,842	$(22,337,616)	(22,337,616)	$3,504,330	3,504,330

* Includes exchanges between share classes of the fund.

Financial highlights (1)

		Net asset value, beginning of period	Net investment income (2)	Dividends from net investment income	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 3/31/2008	(5)	$1.00	$.019	$(.019)	$1.00	1.88%	$15,392	.49%	(6)	.46%	(6)	3.67%	(6)
Year ended 9/30/2007		1.00	.048	(.048)	1.00	4.94	12,023	.51		.48		4.83
Year ended 9/30/2006		1.00	.042	(.042)	1.00	4.26	9,353	.53		.50		4.21
Year ended 9/30/2005		1.00	.022	(.022)	1.00	2.20	7,656	.55		.52		2.17
Year ended 9/30/2004		1.00	.008	(.008)	1.00	.84	7,766	.57		.28		.84
Year ended 9/30/2003		1.00	.011	(.011)	1.00	1.05	7,910	.55		.23		1.05
Class B:
Six months ended 3/31/2008	(5)	1.00	.015	(.015)	1.00	1.48	371	1.29	(6)	1.26	(6)	2.77	(6)
Year ended 9/30/2007		1.00	.040	(.040)	1.00	4.10	215	1.32		1.29		4.04
Year ended 9/30/2006		1.00	.034	(.034)	1.00	3.43	158	1.33		1.30		3.44
Year ended 9/30/2005		1.00	.013	(.013)	1.00	1.36	128	1.35		1.35		1.32
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.12	157	1.34		1.02		.12
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.13	173	1.38		1.14		.14
Class C:
Six months ended 3/31/2008	(5)	1.00	.014	(.014)	1.00	1.41	451	1.43	(6)	1.40	(6)	2.57	(6)
Year ended 9/30/2007		1.00	.039	(.039)	1.00	3.95	216	1.46		1.44		3.88
Year ended 9/30/2006		1.00	.032	(.032)	1.00	3.25	133	1.49		1.46		3.32
Year ended 9/30/2005		1.00	.012	(.012)	1.00	1.20	92	1.51		1.51		1.20
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.10	104	1.51		1.05		.10
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.12	89	1.55		1.16		.12
Class F:
Six months ended 3/31/2008	(5)	1.00	.018	(.018)	1.00	1.76	64	.73	(6)	.70	(6)	3.30	(6)
Year ended 9/30/2007		1.00	.046	(.046)	1.00	4.68	36	.76		.73		4.59
Year ended 9/30/2006		1.00	.040	(.040)	1.00	4.05	22	.73		.70		4.08
Year ended 9/30/2005		1.00	.019	(.019)	1.00	1.96	16	.75		.75		1.78
Year ended 9/30/2004		1.00	.004	(.004)	1.00	.41	39	.72		.71		.61
Year ended 9/30/2003		1.00	.006	(.006)	1.00	.55	7	.73		.73		.58
Class 529-A:
Six months ended 3/31/2008	(5)	1.00	.018	(.018)	1.00	1.81	355	.64	(6)	.61	(6)	3.51	(6)
Year ended 9/30/2007		1.00	.047	(.047)	1.00	4.79	269	.65		.63		4.69
Year ended 9/30/2006		1.00	.040	(.040)	1.00	4.12	183	.66		.64		4.09
Year ended 9/30/2005		1.00	.020	(.020)	1.00	2.03	138	.69		.69		2.05
Year ended 9/30/2004		1.00	.005	(.005)	1.00	.47	112	.67		.66		.48
Year ended 9/30/2003		1.00	.007	(.007)	1.00	.66	89	.62		.62		.61
Class 529-B:
Six months ended 3/31/2008	(5)	1.00	.014	(.014)	1.00	1.41	17	1.43	(6)	1.40	(6)	2.66	(6)
Year ended 9/30/2007		1.00	.039	(.039)	1.00	3.96	10	1.46		1.43		3.89
Year ended 9/30/2006		1.00	.032	(.032)	1.00	3.27	5	1.48		1.46		3.36
Year ended 9/30/2005		1.00	.012	(.012)	1.00	1.18	2	1.53		1.53		1.13
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.10	2	1.53		1.06		.10
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.12	1	1.52		1.13		.12
Class 529-C:
Six months ended 3/31/2008	(5)	1.00	.013	(.013)	1.00	1.35	50	1.54	(6)	1.51	(6)	2.56	(6)
Year ended 9/30/2007		1.00	.038	(.038)	1.00	3.85	30	1.56		1.53		3.78
Year ended 9/30/2006		1.00	.031	(.031)	1.00	3.18	17	1.57		1.55		3.25
Year ended 9/30/2005		1.00	.011	(.011)	1.00	1.09	8	1.62		1.62		1.15
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.10	6	1.63		1.05		.10
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.12	3	1.62		1.11		.11
Class 529-E:
Six months ended 3/31/2008	(5)	1.00	.016	(.016)	1.00	1.60	22	1.04	(6)	1.01	(6)	3.12	(6)
Year ended 9/30/2007		1.00	.043	(.043)	1.00	4.37	17	1.06		1.03		4.29
Year ended 9/30/2006		1.00	.036	(.036)	1.00	3.70	11	1.07		1.04		3.71
Year ended 9/30/2005		1.00	.016	(.016)	1.00	1.61	7	1.10		1.10		1.64
Year ended 9/30/2004		1.00	.002	(.002)	1.00	.15	5	1.11		.98		.15
Year ended 9/30/2003		1.00	.002	(.002)	1.00	.22	5	1.11		1.05		.17

Class 529-F:
Six months ended 3/31/2008	(5)	$1.00	$.019	$(.019)	$1.00	1.86%	$18	.53%	(6)	.50%	(6)	3.59%	(6)
Year ended 9/30/2007		1.00	.048	(.048)	1.00	4.90	11	.55		.53		4.79
Year ended 9/30/2006		1.00	.041	(.041)	1.00	4.22	6	.57		.54		4.20
Year ended 9/30/2005		1.00	.019	(.019)	1.00	1.96	4	.75		.75		1.97
Year ended 9/30/2004		1.00	.003	(.003)	1.00	.28	3	.86		.85		.30
Year ended 9/30/2003		1.00	.004	(.004)	1.00	.43	2	.85		.85		.33
Class R-1:
Six months ended 3/31/2008	(5)	1.00	.014	(.014)	1.00	1.38	53	1.47	(6)	1.44	(6)	2.66	(6)
Year ended 9/30/2007		1.00	.039	(.039)	1.00	3.93	39	1.50		1.46		3.86
Year ended 9/30/2006		1.00	.032	(.032)	1.00	3.27	17	1.52		1.46		3.24
Year ended 9/30/2005		1.00	.012	(.012)	1.00	1.20	18	1.54		1.50		1.31
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.10	10	1.56		1.03		.10
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.12	8	1.61		1.08		.10
Class R-2:
Six months ended 3/31/2008	(5)	1.00	.014	(.014)	1.00	1.39	917	1.49	(6)	1.44	(6)	2.71	(6)
Year ended 9/30/2007		1.00	.039	(.039)	1.00	3.96	771	1.54		1.43		3.89
Year ended 9/30/2006		1.00	.032	(.032)	1.00	3.29	609	1.72		1.44		3.28
Year ended 9/30/2005		1.00	.012	(.012)	1.00	1.24	474	1.76		1.47		1.28
Year ended 9/30/2004		1.00	.001	(.001)	1.00	.11	348	1.76		1.03		.11
Year ended 9/30/2003		1.00	.001	(.001)	1.00	.12	206	1.68		1.08		.11
Class R-3:
Six months ended 3/31/2008	(5)	1.00	.016	(.016)	1.00	1.61	814	1.02	(6)	1.00	(6)	3.13	(6)
Year ended 9/30/2007		1.00	.043	(.043)	1.00	4.36	621	1.07		1.04		4.28
Year ended 9/30/2006		1.00	.036	(.036)	1.00	3.69	442	1.11		1.05		3.70
Year ended 9/30/2005		1.00	.016	(.016)	1.00	1.63	284	1.12		1.08		1.67
Year ended 9/30/2004		1.00	.002	(.002)	1.00	.16	211	1.12		.97		.16
Year ended 9/30/2003		1.00	.002	(.002)	1.00	.23	138	1.10		1.03		.17
Class R-4:
Six months ended 3/31/2008	(5)	1.00	.018	(.018)	1.00	1.77	431	.70	(6)	.67	(6)	3.46	(6)
Year ended 9/30/2007		1.00	.047	(.047)	1.00	4.76	343	.69		.66		4.65
Year ended 9/30/2006		1.00	.040	(.040)	1.00	4.08	175	.71		.68		4.04
Year ended 9/30/2005		1.00	.020	(.020)	1.00	2.00	134	.71		.71		2.10
Year ended 9/30/2004		1.00	.004	(.004)	1.00	.43	65	.71		.70		.46
Year ended 9/30/2003		1.00	.006	(.006)	1.00	.55	26	.72		.72		.48
Class R-5:
Six months ended 3/31/2008	(5)	1.00	.019	(.019)	1.00	1.92	245	.41	(6)	.38	(6)	3.72	(6)
Year ended 9/30/2007		1.00	.049	(.049)	1.00	5.05	180	.41		.38		4.93
Year ended 9/30/2006		1.00	.043	(.043)	1.00	4.38	146	.41		.38		4.37
Year ended 9/30/2005		1.00	.023	(.023)	1.00	2.30	91	.42		.42		2.30
Year ended 9/30/2004		1.00	.007	(.007)	1.00	.72	77	.42		.40		.75
Year ended 9/30/2003		1.00	.009	(.009)	1.00	.87	74	.41		.41		.84

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement.
Also, during some of the periods shown, CRMC reduced fees for investment advisory services, paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

The Cash Management Trust of America

Investment portfolio, September 30, 2007

[begin pie chart]
Commercial paper	80.5%
Federal agency discount notes	18.1
Other	1.4
[end pie chart]

		Principal	Market
	Yield at	amount	value
Short-term securities - 100.33%	acquisition	(000)	(000)

Commercial paper - 80.52%
3M Co.
October 3, 2007	5.22%	$25,000	$24,989
Abbott Laboratories (1)
October 10, 2007	5.24	25,000	24,964
October 18, 2007	4.99	75,000	74,813
October 23, 2007	4.74	50,000	49,836
October 25, 2007	4.99	60,000	59,793
October 30, 2007	5.03	52,000	51,783
Alcon Capital Corp. (1)
October 12, 2007	5.26	20,000	19,965
October 25, 2007	5.28	17,099	17,037
Allied Irish Banks North America Inc. (1)
October 12, 2007	5.33	100,000	99,826
October 29, 2007	5.44	100,000	99,566
American Express Credit Corp.
October 15, 2007	5.29	50,000	49,890
October 16, 2007	5.31	50,000	49,883
October 17, 2007	5.35	24,700	24,638
November 2, 2007	5.27	20,000	19,904
November 28, 2007	4.81	75,000	74,359
American Honda Finance Corp.
October 3, 2007	5.28	50,000	49,979
October 4, 2007	5.28	100,000	99,943
October 9, 2007	5.34	75,000	74,900
October 16, 2007	5.31	50,000	49,883
November 8, 2007	5.32	67,000	66,617
Amsterdam Funding Corp. (1)
October 2, 2007	5.30	50,000	49,985
Anheuser-Busch Cos. Inc. (1)
October 18, 2007	5.01	28,000	27,930
November 19, 2007	4.73	29,200	29,002
ANZ National (International) Ltd. (1)
November 13, 2007	5.68	50,000	49,650
November 14, 2007	5.75	50,000	49,661
AstraZeneca PLC (1)
October 15, 2007	5.53	50,000	49,885
October 18, 2007	5.31	40,000	39,897
October 30, 2007	5.60	50,000	49,768
November 5, 2007	4.93	50,000	49,755
November 26, 2007	4.95	90,000	89,293
December 4, 2007	4.96	25,000	24,766
AT&T Inc. (1)
October 2, 2007	5.29	40,000	39,988
October 31, 2007	4.77	50,000	49,795
December 4, 2007	4.79	70,000	69,341
Bank of America Corp.
October 1, 2007	5.30	63,000	62,991
October 2, 2007	5.30	62,000	61,982
November 8, 2007	5.42	50,000	49,695
November 9, 2007	5.44	50,000	49,700
December 7, 2007	4.97	50,000	49,508
Bank of Ireland (1)
October 11, 2007	5.33	145,800	145,567
November 9, 2007	5.73	30,000	29,811
November 20, 2007	5.10	50,000	49,627
Bank of Nova Scotia
October 10, 2007	5.32	40,000	39,942
Barclays U.S. Funding Corp.
October 29, 2007	5.52	50,000	49,784
Barton Capital LLC (1)
October 10, 2007	5.32	73,000	72,891
October 17, 2007	5.19	30,000	29,927
BASF AG (1)
October 4, 2007	5.29	30,000	29,982
October 26, 2007	5.35	43,070	42,905
November 5, 2007	5.39	89,500	89,018
Becton, Dickinson and Co.
October 11, 2007	5.02	20,000	19,969
October 19, 2007	5.23	4,400	4,388
BMW U.S. Capital LLC (1)
October 9, 2007	5.25	100,000	99,869
October 11, 2007	5.25	50,000	49,920
October 26, 2007	4.98	50,000	49,821
November 9, 2007	4.76	40,000	39,790
BP Capital Markets PLC (1)
October 23, 2007	4.97	50,000	49,842
November 15, 2007	4.81	36,400	36,178
November 26, 2007	4.80	18,400	18,254
CAFCO, LLC (1)
October 1, 2007	5.92	100,000	99,984
October 5, 2007	5.32	50,000	49,963
October 10, 2007	5.91	50,000	49,918
November 7, 2007	5.13	25,000	24,858
November 19, 2007	6.12	50,000	49,606
Canadian Wheat Board
November 28, 2007	4.67	20,000	19,830
Caterpillar Financial Services Corp.
October 4, 2007	5.28	49,000	48,973
October 17, 2007	5.02	20,000	19,953
October 23, 2007	4.75	25,000	24,924
CBA (Delaware) Finance Inc.
October 10, 2007	5.35	50,000	49,928
November 6, 2007	5.72	75,000	74,562
Chevron Funding Corp.
October 24, 2007	5.26	50,000	49,826
October 25, 2007	5.22	65,000	64,766
November 19, 2007	5.10	50,000	49,612
November 20, 2007	5.08	25,000	24,815
November 26, 2007	5.08	15,000	14,881
CIT Group, Inc. (1)
October 4, 2007	5.32	70,000	69,961
Citigroup Funding Inc.
October 2, 2007	5.32	30,000	29,991
Clipper Receivables Co., LLC (1)
October 15, 2007	5.30	100,000	99,766
Coca-Cola Co. (1)
October 2, 2007	5.26	30,000	29,991
October 10, 2007	5.28	50,000	49,927
October 15, 2007	5.28	44,900	44,802
October 22, 2007	5.29	50,000	49,836
October 26, 2007	5.28	50,000	49,811
November 13, 2007	5.27	30,000	29,789
Colgate-Palmolive Co. (1)
October 1, 2007	5.26	44,000	43,994
DaimlerChrysler Revolving Auto Conduit LLC
October 16, 2007	6.30	30,000	29,917
October 22, 2007	6.25	35,000	34,867
Danske Corp. (1)
October 3, 2007	5.48	50,000	49,977
October 10, 2007	5.71	50,000	49,921
October 11, 2007	5.66	21,000	20,964
October 18, 2007	5.39	9,900	9,873
December 3, 2007	5.10	50,000	49,539
Depfa Bank PLC (1)
October 3, 2007	5.30	75,000	74,969
Dexia Delaware LLC
October 18, 2007	5.27	50,000	49,869
November 5, 2007	5.10	50,000	49,746
November 20, 2007	5.04	50,000	49,629
E.I. duPont de Nemours and Co. (1)
October 17, 2007	5.02	25,000	24,941
October 25, 2007	4.77	50,000	49,835
October 29, 2007	4.75	87,000	86,668
October 31, 2007	4.76	50,000	49,796
Edison Asset Securitization LLC (1)
November 20, 2007	4.89	50,000	49,656
Electricité de France
October 4, 2007	5.37	50,000	49,970
November 7, 2007	5.35	25,000	24,853
Estée Lauder Companies Inc. (1)
October 12, 2007	5.02	20,000	19,967
European Investment Bank
October 24, 2007	5.07	50,000	49,832
FCAR Owner Trust I
October 25, 2007	6.35	25,000	24,890
December 4, 2007	5.21	25,000	24,754
General Electric Capital Corp.
November 19, 2007	5.30	50,000	49,612
November 26, 2007	5.29	45,000	44,642
November 29, 2007	4.82	50,000	49,568
General Electric Capital Services, Inc.
November 21, 2007	5.17	50,000	49,640
General Electric Co.
October 22, 2007	5.28	38,700	38,576
October 23, 2007	5.29	75,000	74,745
GlaxoSmithKline Finance PLC (1)
November 9, 2007	4.78	25,000	24,868
November 27, 2007	4.79	25,000	24,797
Harley-Davidson Funding Corp. (1)
November 26, 2007	4.82	30,000	29,773
Harvard University
October 31, 2007	4.74	25,000	24,892
November 1, 2007	4.98	25,000	24,890
Hewlett-Packard Co. (1)
October 16, 2007	5.30	60,000	59,857
October 26, 2007	4.88	50,000	49,824
November 13, 2007	4.83	20,000	19,883
November 16, 2007	4.79	69,485	69,054
Honeywell International Inc. (1)
October 24, 2007	5.03	50,000	49,833
November 1, 2007	5.27	70,000	69,674
HSBC Finance Corp.
October 5, 2007	5.29	50,000	49,965
HSBC USA Inc.
November 26, 2007	5.10	50,000	49,600
IBM Capital Inc. (1)
December 10, 2007	4.77	30,750	30,434
IBM Corp. (1)
November 16, 2007	5.20	62,000	61,558
IBM International Group Capital LLC
October 12, 2007	5.26	21,000	20,963
October 17, 2007 (1)	5.26	97,000	96,760
November 15, 2007 (1)	4.76	77,000	76,535
ING (U.S.) Funding LLC
November 14, 2007	5.60	40,000	39,729
November 30, 2007	5.05	25,000	24,781
International Lease Finance Corp.
October 2, 2007	5.30	50,000	49,985
October 5, 2007	5.28	50,000	49,965
October 24, 2007	5.32	50,000	49,824
October 25, 2007	5.32	50,000	49,817
November 2, 2007	4.79	50,000	49,782
November 5, 2007	4.79	50,000	49,762
November 9, 2007	4.74	25,000	24,869
John Deere Capital Corp. (1)
October 2, 2007	5.30	40,000	39,988
October 3, 2007	5.31	40,000	39,982
October 4, 2007	5.33	60,000	59,965
October 25, 2007	5.29	30,000	29,891
October 30, 2007	5.29	40,000	39,817
Johnson & Johnson (1)
October 18, 2007	4.73	32,600	32,523
October 24, 2007	4.92	74,000	73,758
October 26, 2007	4.73	34,200	34,084
November 16, 2007	4.83	70,000	69,528
Jupiter Securitization Co., LLC (1)
October 10, 2007	6.09	75,000	74,874
October 17, 2007	6.34	25,000	24,926
October 25, 2007	5.22	40,600	40,453
KfW International Finance Inc. (1)
October 15, 2007	5.23	75,000	74,837
Kimberly-Clark Worldwide Inc. (1)
October 18, 2007	5.02	3,100	3,092
October 24, 2007	4.78	5,200	5,184
Liberty Street Funding Corp. (1)
October 1, 2007	5.33	75,000	74,989
October 9, 2007	6.25	70,000	69,891
Lloyds Bank PLC
October 18, 2007	5.57	50,000	49,861
Mont Blanc Capital Corp. (1)
November 15, 2007	5.24	17,100	16,986
December 3, 2007	5.23	50,000	49,539
National Australia Funding (Delaware) Inc. (1)
October 17, 2007	5.37	50,000	49,874
Nestlé Capital Corp. (1)
October 11, 2007	5.34	50,000	49,919
October 12, 2007	5.34	50,000	49,911
October 26, 2007	5.31	70,000	69,733
November 14, 2007	5.15	100,000	99,321
NetJets Inc. (1)
October 5, 2007	5.27	50,000	49,964
October 29, 2007	5.12	31,300	31,172
Old Line Funding, LLC (1)
October 9, 2007	5.33	125,061	124,890
October 12, 2007	6.34	25,000	24,947
Paccar Financial Corp.
October 1, 2007	5.27	20,000	19,997
October 4, 2007	5.26	45,000	44,974
November 13, 2007	5.04	7,200	7,156
Park Avenue Receivables Co., LLC (1)
October 3, 2007	5.33	50,000	49,978
October 18, 2007	5.53	20,000	19,945
October 22, 2007	5.22	5,600	5,582
October 23, 2007	5.27	50,000	49,818
November 15, 2007	6.22	25,000	24,815
November 16, 2007	6.22	10,300	10,222
November 26, 2007	5.19	30,000	29,747
PepsiCo Inc. (1)
October 26, 2007	4.75	25,000	24,915
Private Export Funding Corp. (1)
October 4, 2007	5.28	25,000	24,985
October 9, 2007	5.27	25,000	24,967
November 20, 2007	5.19	37,000	36,724
November 26, 2007	4.80	21,000	20,842
November 28, 2007	5.05	25,000	24,786
Procter & Gamble Co. (1)
November 20, 2007	5.05	30,000	29,777
Procter & Gamble International Funding S.C.A. (1)
October 3, 2007	5.27	78,600	78,567
October 19, 2007	5.30	45,000	44,877
October 29, 2007	5.28	50,000	49,784
October 30, 2007	5.28	50,000	49,775
October 31, 2007	5.28	75,000	74,646
November 7, 2007	5.26	20,000	19,882
November 16, 2007	5.08	7,400	7,348
Ranger Funding Co. LLC (1)
October 18, 2007	6.24	20,000	19,938
October 23, 2007	6.17	25,000	24,902
Royal Bank of Scotland PLC
November 5, 2007	5.58	50,000	49,723
November 15, 2007	5.59	50,000	49,653
Shell International Finance BV (1)
October 19, 2007	5.02	25,000	24,934
Siemens Capital Co. LLC (1)
October 15, 2007	5.05	20,000	19,958
October 17, 2007	5.02	50,000	49,882
October 22, 2007	5.28	85,850	85,574
November 7, 2007	5.24	44,130	43,887
November 20, 2007	5.04	40,000	39,703
November 23, 2007	4.82	50,000	49,641
December 6, 2007	4.81	50,000	49,518
Société Générale North America, Inc.
November 6, 2007	5.75	50,000	49,707
Stadshypotek Delaware Inc. (1)
October 15, 2007	5.30	100,000	99,778
State Street Corp.
November 9, 2007	4.85	50,000	49,732
Statoil ASA (1)
November 15, 2007	5.17	42,500	42,221
November 19, 2007	4.98	51,800	51,426
November 20, 2007	5.25	25,000	24,815
Svenska Handelsbanken Inc.
November 13, 2007	5.69	50,000	49,650
Swedish Export Credit Corp.
October 2, 2007	5.28	50,000	49,985
November 13, 2007	5.35	50,000	49,650
November 14, 2007	5.37	105,000	104,287
Target Corp.
October 19, 2007	5.02	25,000	24,934
October 30, 2007	4.79	25,000	24,901
November 6, 2007	4.80	25,000	24,877
Thunder Bay Funding, LLC (1)
October 1, 2007	5.33	5,100	5,099
Toronto-Dominion Holdings USA Inc. (1)
November 2, 2007	5.52	50,000	49,749
November 27, 2007	5.12	50,000	49,595
November 30, 2007	5.13	100,000	99,122
Total Capital SA (1)
October 1, 2007	5.40	60,800	60,791
October 5, 2007	5.27	35,000	34,974
October 10, 2007	5.41	50,000	49,925
November 6, 2007	5.40	30,000	29,835
Toyota Credit de Puerto Rico Corp.
October 18, 2007	5.29	50,000	49,868
Toyota Motor Credit Corp.
October 12, 2007	5.28	100,000	99,825
October 17, 2007	5.31	50,000	49,875
October 19, 2007	5.29	50,000	49,861
November 30, 2007	4.79	50,000	49,561
December 4, 2007	4.79	25,000	24,766
UBS Finance (Delaware) LLC
October 22, 2007	5.47	50,000	49,834
November 13, 2007	5.52	50,000	49,665
November 19, 2007	5.41	150,000	148,837
Unilever Capital Corp. (1)
November 5, 2007	5.38	50,000	49,722
November 6, 2007	5.38	50,000	49,706
United Parcel Service Inc. (1)
October 3, 2007	5.24	50,000	49,979
United Technologies Corp. (1)
October 24, 2007	4.75	25,000	24,921
Variable Funding Capital Corp. (1)
October 16, 2007	6.14	50,000	49,864
November 1, 2007	5.10	100,000	99,535
November 2, 2007	5.44	60,000	59,703
November 15, 2007	5.10	50,000	49,677
November 16, 2007	5.19	50,000	49,664
Wal-Mart Stores Inc. (1)
October 2, 2007	5.26	35,000	34,990
October 9, 2007	5.32	100,000	99,868
October 16, 2007	5.04	25,000	24,944
November 6, 2007	5.13	56,800	56,502
November 13, 2007	4.78	75,000	74,565
November 27, 2007	5.03	46,100	45,726
Westpac Banking Corp. (1)
November 2, 2007	5.03	85,000	84,608
Yale University
October 2, 2007	5.32	25,000	24,993

Total commercial paper			11,901,235

Federal agency discount notes - 18.12%
Fannie Mae
October 1, 2007	5.17	57,097	57,089
October 2, 2007	5.17	37,500	37,489
October 4, 2007	4.85	49,600	49,573
October 10, 2007	5.18	25,000	24,966
October 16, 2007	5.20	200,000	199,615
October 22, 2007	4.77	58,800	58,630
November 2, 2007	4.73	25,000	24,892
November 6, 2007	4.90	30,900	30,745
November 7, 2007	4.68	130,040	129,401
Federal Farm Credit Banks
October 3, 2007	5.16	25,000	24,989
October 4, 2007	5.17	50,000	49,971
October 10, 2007	4.88	40,000	39,946
October 12, 2007	4.82	50,000	49,920
October 17, 2007	4.88	50,000	49,885
October 19, 2007	4.82	100,000	99,747
October 22, 2007	4.92	35,300	35,195
October 23, 2007	4.94	60,000	59,812
October 30, 2007	4.66	50,000	49,807
November 1, 2007	4.73	50,000	49,791
November 8, 2007	4.70	96,500	96,011
Federal Home Loan Bank
October 5, 2007	5.16	227,700	227,537
October 10, 2007	4.87	31,419	31,377
October 26, 2007	4.91	17,900	17,837
October 30, 2007	4.92	50,000	49,796
November 1, 2007	4.79	100,000	99,622
November 2, 2007	4.82	72,100	71,818
November 15, 2007	4.80	25,000	24,855
November 16, 2007	4.75	20,000	19,877
November 21, 2007	4.68	73,485	73,013
November 28, 2007	4.62	75,000	74,485
Freddie Mac
October 12, 2007	4.92	86,900	86,758
October 18, 2007	5.03	100,000	99,750
October 19, 2007	4.98	246,600	245,955
October 26, 2007	4.74	11,505	11,466
November 5, 2007	4.87	7,500	7,463
November 13, 2007	4.71	145,854	145,019
International Bank for Reconstruction and Development
October 11, 2007	5.17	75,000	74,887
October 25, 2007	4.61	100,000	99,681

Total federal agency discount notes			2,678,670

Certificates of deposit - 1.01%
Canadian Imperial Bank of Commerce
October 1, 2007	5.30	50,000	50,000
November 29, 2007	5.09	50,000	49,994
December 3, 2007	5.12	50,000	50,000

Total certificates of deposit			149,994

U.S. Treasuries - 0.68%
U.S. Treasury Bills
October 11, 2007	4.79	100,000	99,873

Total investment securities (cost: $14,830,376,000)			14,829,772

Other assets less liabilities			(49,077)

Net assets			$14,780,695

(1) Security purchased in transactions exempt from registration under the Securities Act of 1933. These securities may be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers.
The total value of all such securities was $7,956,124,000, which represented 53.83% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $14,830,376)		$14,829,772
Cash		8,514
Receivables for:
Sales of fund's shares	$111,189
Interest	470	$111,659
		14,949,945
Liabilities:
Payables for:
Purchases of investments	50,000
Repurchases of fund's shares	110,356
Dividends on fund's shares	1,349
Investment advisory services	2,991
Services provided by affiliates	4,373
Trustees' deferred compensation	93
Other	88	169,250
Net assets at September 30, 2007		$14,780,695

Net assets consist of:
Capital paid in on shares of beneficial interest		$14,781,303
Distributions in excess of net investment income		(4)
Net unrealized depreciation		(604)
Net assets at September 30, 2007		$14,780,695

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (14,781,297 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$12,023,084	12,023,573	$1.00
Class B	214,900	214,909	1.00
Class C	216,248	216,257	1.00
Class F	36,478	36,480	1.00
Class 529-A	269,120	269,131	1.00
Class 529-B	10,508	10,509	1.00
Class 529-C	29,673	29,674	1.00
Class 529-E	16,587	16,587	1.00
Class 529-F	10,742	10,743	1.00
Class R-1	38,611	38,612	1.00
Class R-2	770,753	770,785	1.00
Class R-3	621,140	621,165	1.00
Class R-4	342,792	342,806	1.00
Class R-5	180,059	180,066	1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2007	(dollars in thousands)

Investment income:
Income:
Interest		$673,095

Fees and expenses(*):
Investment advisory services	$34,887
Distribution services	19,986
Transfer agent services	13,372
Administrative services	6,383
Reports to shareholders	473
Registration statement and prospectus	1,181
Postage, stationery and supplies	1,836
Trustees' compensation	125
Auditing and legal	80
Custodian	235
State and local taxes	96
Other	76
Total fees and expenses before reimbursements/waivers	78,730
Less reimbursements/waivers of fees and expenses:
Investment advisory services	3,489
Administrative services	564
Total fees and expenses after reimbursements/waivers		74,677
Net investment income		598,418

Net unrealized depreciation on investments		(925)

Net increase in net assets resulting from operations		$597,493

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended September 30
	2007	2006
Operations:
Net investment income	$598,418	$411,137
Net unrealized (depreciation)
appreciation on investments	(925)	134
Net increase in net assets
resulting from operations	597,493	411,271

Dividends paid or accrued to
shareholders from net investment income	(598,414)	(411,128)

Net capital share transactions	3,504,330	2,225,392

Total increase in net assets	3,503,409	2,225,535

Net assets:
Beginning of year	11,277,286	9,051,751
End of year	$14,780,695	$11,277,286

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	None	None	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value– The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation– Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders–Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended September 30, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions– Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2007, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

During the year ended September 30, 2007, the fund reclassified $4,000 from distributions in excess of net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of September 30, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,443
Short-term loss carryforwards expiring 2013*	(4)
Gross unrealized appreciation on investment securities	387
Gross unrealized depreciation on investment securities	(991)
Net unrealized depreciation on investment securities	(604)
Cost of investment securities	14,830,376
*The short-term loss carryforwards will be used to offset any short-term gains realized by the fund in future years through the expiration date. The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Year ended September 30, 2007	Year ended September 30, 2006
Class A	$502,094	$352,008
Class B	6,604	4,541
Class C	5,486	3,263
Class F	1,199	800
Class 529-A	10,493	6,533
Class 529-B	262	98
Class 529-C	834	384
Class 529-E	601	341
Class 529-F	394	195
Class R-1	1,077	564
Class R-2	27,010	17,758
Class R-3	22,612	13,221
Class R-4	11,772	6,248
Class R-5	7,976	5,174
Total	$598,414	$411,128

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services–The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended September 30, 2007, total investment advisory services fees waived by CRMC were $3,489,000. As a result, the fee shown on the accompanying financial statements of $34,887,000, which was equivalent to an annualized rate of 0.276%, was reduced to $31,398,000, or 0.248% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund’s Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. During the year ended September 30, 2007, no such reimbursement was required.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Class B and 529-B	0.90	0.90
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended September 30, 2007, the total administrative services fees paid by CRMC were $3,000, $560,000 and $1,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended September 30, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$7,704	$13,199	Not applicable	Not applicable	Not applicable
Class B	1,472	173	Not applicable	Not applicable	Not applicable
Class C	1,413	Included in administrative services	$183	$39	Not applicable
Class F	65		29	26	Not applicable
Class 529-A	217		270	60	$224
Class 529-B	60		8	2	7
Class 529-C	220		26	7	22
Class 529-E	70		17	4	14
Class 529-F	-		10	2	8
Class R-1	280		35	21	Not applicable
Class R-2	5,209		975	2,415	Not applicable
Class R-3	2,644		726	709	Not applicable
Class R-4	632		338	27	Not applicable
Class R-5	Not applicable		155	24	Not applicable
Total	$19,986	$13,372	$2,772	$3,336	$275

Trustees’ deferred compensation– Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

 4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2007
Class A	$20,975,434	20,975,434	$483,509	483,509	$(18,788,611)	(18,788,611)	$2,670,332	2,670,332
Class B	213,596	213,596	5,988	5,988	(162,708)	(162,708)	56,876	56,876
Class C	322,598	322,598	4,987	4,987	(244,537)	(244,537)	83,048	83,048
Class F	70,101	70,101	998	998	(56,801)	(56,801)	14,298	14,298
Class 529-A	205,640	205,640	10,392	10,392	(130,261)	(130,261)	85,771	85,771
Class 529-B	7,484	7,484	260	260	(1,876)	(1,876)	5,868	5,868
Class 529-C	25,771	25,771	826	826	(13,836)	(13,836)	12,761	12,761
Class 529-E	11,320	11,320	598	598	(6,252)	(6,252)	5,666	5,666
Class 529-F	10,098	10,098	389	389	(5,334)	(5,334)	5,153	5,153
Class R-1	78,853	78,853	1,059	1,059	(58,614)	(58,614)	21,298	21,298
Class R-2	1,278,637	1,278,637	26,283	26,283	(1,142,668)	(1,142,668)	162,252	162,252
Class R-3	1,030,208	1,030,208	22,125	22,125	(872,963)	(872,963)	179,370	179,370
Class R-4	644,321	644,321	11,589	11,589	(487,914)	(487,914)	167,996	167,996
Class R-5	391,043	391,043	7,839	7,839	(365,241)	(365,241)	33,641	33,641
Total net increase
(decrease)	$25,265,104	25,265,104	$576,842	576,842	$(22,337,616)	(22,337,616)	$3,504,330	3,504,330

Year ended September 30, 2006
Class A	$16,721,583	16,721,583	$338,998	338,998	$(15,363,615)	(15,363,615)	$1,696,966	1,696,966
Class B	157,032	157,032	4,076	4,076	(131,111)	(131,111)	29,997	29,997
Class C	240,621	240,621	2,920	2,920	(202,441)	(202,441)	41,100	41,100
Class F	78,787	78,787	661	661	(73,027)	(73,027)	6,421	6,421
Class 529-A	130,114	130,114	6,475	6,475	(90,817)	(90,817)	45,772	45,772
Class 529-B	3,521	3,521	97	97	(1,038)	(1,038)	2,580	2,580
Class 529-C	15,396	15,396	380	380	(7,040)	(7,040)	8,736	8,736
Class 529-E	8,526	8,526	338	338	(5,110)	(5,110)	3,754	3,754
Class 529-F	5,059	5,059	193	193	(3,634)	(3,634)	1,618	1,618
Class R-1	21,483	21,483	554	554	(22,359)	(22,359)	(322)	(322)
Class R-2	1,046,683	1,046,683	17,241	17,241	(929,399)	(929,399)	134,525	134,525
Class R-3	795,078	795,078	12,864	12,864	(650,093)	(650,093)	157,849	157,849
Class R-4	252,585	252,585	6,161	6,161	(218,225)	(218,225)	40,521	40,521
Class R-5	345,140	345,140	5,092	5,092	(294,357)	(294,357)	55,875	55,875
Total net increase
(decrease)	$19,821,608	19,821,608	$396,050	396,050	$(17,992,266)	(17,992,266)	$2,225,392	2,225,392

* Includes exchanges between share classes of the fund.

Financial highlights

	Net asset value, beginning of year	Net investment income (1)	Dividends from net investment income	Net asset value, end of year	Total return (2) (3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers (3)	Ratio of net income to average net assets (3)

Class A:
Year ended 9/30/2007	$1.00	$.048	$(.048)	$1.00	4.94%	$12,023	.51%	.48%	4.83%
Year ended 9/30/2006	1.00	.042	(.042)	1.00	4.26	9,353	.53	.50	4.21
Year ended 9/30/2005	1.00	.022	(.022)	1.00	2.20	7,656	.55	.52	2.17
Year ended 9/30/2004	1.00	.008	(.008)	1.00	.84	7,766	.57	.28	.84
Year ended 9/30/2003	1.00	.011	(.011)	1.00	1.05	7,910	.55	.23	1.05
Class B:
Year ended 9/30/2007	1.00	.040	(.040)	1.00	4.10	215	1.32	1.29	4.04
Year ended 9/30/2006	1.00	.034	(.034)	1.00	3.43	158	1.33	1.30	3.44
Year ended 9/30/2005	1.00	.013	(.013)	1.00	1.36	128	1.35	1.35	1.32
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.12	157	1.34	1.02	.12
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.13	173	1.38	1.14	.14
Class C:
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.95	216	1.46	1.44	3.88
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.25	133	1.49	1.46	3.32
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.20	92	1.51	1.51	1.20
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	104	1.51	1.05	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	89	1.55	1.16	.12
Class F:
Year ended 9/30/2007	1.00	.046	(.046)	1.00	4.68	36	.76	.73	4.59
Year ended 9/30/2006	1.00	.040	(.040)	1.00	4.05	22	.73	.70	4.08
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.96	16	.75	.75	1.78
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.41	39	.72	.71	.61
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.55	7	.73	.73	.58
Class 529-A:
Year ended 9/30/2007	1.00	.047	(.047)	1.00	4.79	269	.65	.63	4.69
Year ended 9/30/2006	1.00	.040	(.040)	1.00	4.12	183	.66	.64	4.09
Year ended 9/30/2005	1.00	.020	(.020)	1.00	2.03	138	.69	.69	2.05
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.47	112	.67	.66	.48
Year ended 9/30/2003	1.00	.007	(.007)	1.00	.66	89	.62	.62	.61
Class 529-B:
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.96	10	1.46	1.43	3.89
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.27	5	1.48	1.46	3.36
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.18	2	1.53	1.53	1.13
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	2	1.53	1.06	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	1	1.52	1.13	.12
Class 529-C:
Year ended 9/30/2007	1.00	.038	(.038)	1.00	3.85	30	1.56	1.53	3.78
Year ended 9/30/2006	1.00	.031	(.031)	1.00	3.18	17	1.57	1.55	3.25
Year ended 9/30/2005	1.00	.011	(.011)	1.00	1.09	8	1.62	1.62	1.15
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	6	1.63	1.05	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	3	1.62	1.11	.11
Class 529-E:
Year ended 9/30/2007	1.00	.043	(.043)	1.00	4.37	17	1.06	1.03	4.29
Year ended 9/30/2006	1.00	.036	(.036)	1.00	3.70	11	1.07	1.04	3.71
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.61	7	1.10	1.10	1.64
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.15	5	1.11	.98	.15
Year ended 9/30/2003	1.00	.002	(.002)	1.00	.22	5	1.11	1.05	.17
Class 529-F:
Year ended 9/30/2007	$1.00	$.048	$(.048)	$1.00	4.90%	$11	.55%	.53%	4.79%
Year ended 9/30/2006	1.00	.041	(.041)	1.00	4.22	6	.57	.54	4.20
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.96	4	.75	.75	1.97
Year ended 9/30/2004	1.00	.003	(.003)	1.00	.28	3	.86	.85	.30
Year ended 9/30/2003	1.00	.004	(.004)	1.00	.43	2	.85	.85	.33
Class R-1:
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.93	39	1.50	1.46	3.86
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.27	17	1.52	1.46	3.24
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.20	18	1.54	1.50	1.31
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	10	1.56	1.03	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	8	1.61	1.08	.10
Class R-2:
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.96	771	1.54	1.43	3.89
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.29	609	1.72	1.44	3.28
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.24	474	1.76	1.47	1.28
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.11	348	1.76	1.03	.11
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	206	1.68	1.08	.11
Class R-3:
Year ended 9/30/2007	1.00	.043	(.043)	1.00	4.36	621	1.07	1.04	4.28
Year ended 9/30/2006	1.00	.036	(.036)	1.00	3.69	442	1.11	1.05	3.70
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.63	284	1.12	1.08	1.67
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.16	211	1.12	.97	.16
Year ended 9/30/2003	1.00	.002	(.002)	1.00	.23	138	1.10	1.03	.17
Class R-4:
Year ended 9/30/2007	1.00	.047	(.047)	1.00	4.76	343	.69	.66	4.65
Year ended 9/30/2006	1.00	.040	(.040)	1.00	4.08	175	.71	.68	4.04
Year ended 9/30/2005	1.00	.020	(.020)	1.00	2.00	134	.71	.71	2.10
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.43	65	.71	.70	.46
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.55	26	.72	.72	.48
Class R-5:
Year ended 9/30/2007	1.00	.049	(.049)	1.00	5.05	180	.41	.38	4.93
Year ended 9/30/2006	1.00	.043	(.043)	1.00	4.38	146	.41	.38	4.37
Year ended 9/30/2005	1.00	.023	(.023)	1.00	2.30	91	.42	.42	2.30
Year ended 9/30/2004	1.00	.007	(.007)	1.00	.72	77	.42	.40	.75
Year ended 9/30/2003	1.00	.009	(.009)	1.00	.87	74	.41	.41	.84

(1) Based on average shares outstanding.
(2) Total returns exclude all sales charges, including contingent deferred sales charges.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the years shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement.
Also, during some of the years shown, CRMC reduced fees for investment advisory services, paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Cash Management Trust of America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2007 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 8, 2007

Tax information
                                                                                                           unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended September 30, 2007:

U.S. government income that may be exempt from state taxation	$44,287,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.